Segment information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pharmaceuticals
Disclosure of operating segments [line items]
Investments accounted for using the equity method	€ 536	€ 159	€ 154
Acquisitions of property, plant and equipment	1,025	1,024	755
Acquisitions of other intangible assets	463	450	501
Vaccines
Disclosure of operating segments [line items]
Investments accounted for using the equity method	104	91	47
Acquisitions of property, plant and equipment	504	382	404
Acquisitions of other intangible assets	111	108	322
Consumer Healthcare
Disclosure of operating segments [line items]
Investments accounted for using the equity method	37	0	0
Acquisitions of property, plant and equipment	77	73	95
Acquisitions of other intangible assets	21	6	6
Reportable segments
Disclosure of operating segments [line items]
Investments accounted for using the equity method	677	250	201
Acquisitions of property, plant and equipment	1,606	1,479	1,254
Acquisitions of other intangible assets	€ 595	€ 564	€ 829